Pacer Data and Digital Revolution ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Industrials - 8.5%
AAON, Inc. (a)	9,104	$829,010
Atkore, Inc. (a)	3,787	263,007
Carrier Global Corp.	95,277	5,676,604
Johnson Controls International PLC	74,051	8,831,322
Legrand SA	29,493	4,736,676
Lennox International, Inc. (a)	3,943	1,952,101
Nexans SA	4,889	772,976
nVent Electric PLC	18,255	2,049,306
SPX Technologies, Inc. (a)(b)	5,632	1,173,765
Time Interconnect Technology Ltd.	220,656	437,939
Trane Technologies PLC	25,100	10,556,558
		37,279,264

Information Technology - 91.5% (c)
A10 Networks, Inc.	8,023	139,921
Advanced Micro Devices, Inc. (b)	159,282	37,706,828
Akamai Technologies, Inc. (b)	16,161	1,570,041
Ambarella, Inc. (b)	4,805	307,712
Arista Networks, Inc. (b)	142,559	20,206,313
ARM Holdings PLC - ADR (a)(b)	119,826	12,624,867
AvePoint, Inc. (b)	24,292	282,516
Belden, Inc. (a)	4,435	521,157
BlackBerry Ltd. (b)	66,525	238,265
Broadcom, Inc.	135,254	44,809,650
Calix, Inc. (b)	7,381	329,709
CGI, Inc.	21,945	1,891,210
Check Point Software Technologies Ltd. (b)	12,281	2,204,562
Ciena Corp. (b)	15,952	4,016,873
Cisco Systems, Inc.	386,819	30,295,664
Commvault Systems, Inc. (b)	4,918	421,473
Computacenter PLC	11,968	546,560
Confluent, Inc. - Class A (b)	33,602	1,026,205
Credo Technology Group Holding Ltd. (b)	19,584	2,453,483
Crowdstrike Holdings, Inc. - Class A (b)	28,403	12,537,226
CyberArk Software Ltd. (b)	5,684	2,448,838
Datadog, Inc. - Class A (b)	36,835	4,763,502
Digi International, Inc. (b)	4,161	179,214
DigitalOcean Holdings, Inc. (a)(b)	10,293	568,688
Dropbox, Inc. - Class A (b)	19,601	499,433
DXC Technology Co. (a)(b)	19,579	282,525
Dynatrace, Inc. (b)	33,919	1,291,975
Elastic NV (a)(b)	11,974	789,446
ePlus, Inc. (a)	2,915	250,136
Extreme Networks, Inc. (b)	15,052	219,458
F5, Inc. (b)	6,482	1,786,504
Fortinet, Inc. (b)	84,093	6,833,397
Hewlett Packard Enterprise Co.	149,383	3,214,722
Intel Corp. (b)	539,970	25,092,406
InterDigital, Inc. (a)	2,899	946,350
Kingsoft Cloud Holdings Ltd. (b)	510,373	467,261
Marvell Technology, Inc.	97,567	7,699,988
MongoDB, Inc. (b)	9,223	3,424,777
Motorola Solutions, Inc.	18,825	7,577,815
NetApp, Inc.	22,622	2,179,630
NetScout Systems, Inc. (b)	8,056	224,037
Nokia OYJ	647,079	4,175,399
Nutanix, Inc. (b)	30,479	1,198,739
NVIDIA Corp.	243,558	46,551,241
Okta, Inc. (b)	19,056	1,609,851
Oracle Corp.	207,799	34,199,559
Oracle Corp. Japan	14,429	978,396
Palo Alto Networks, Inc. (b)	77,416	13,700,309
Pure Storage, Inc. (a)(b)	37,203	2,587,097
Qorvo, Inc. (b)	10,364	809,532
Qualys, Inc. (b)	4,046	533,667
Radware Ltd. (b)	4,804	116,017
Rapid7, Inc. (b)	7,324	87,302
Rubrik, Inc. - Class A (b)	15,919	890,668
Seagate Technology Holdings PLC	24,157	9,848,567
Semtech Corp. (b)	10,056	801,966
SentinelOne, Inc. - Class A (b)	35,958	502,693
Silicon Motion Technology Corp. - ADR	3,808	452,885
Snowflake, Inc. (b)	38,305	7,381,373
Softcat PLC	22,529	442,091
Strategy, Inc. (a)(b)	30,359	4,545,046
Super Micro Computer, Inc. (a)(b)	67,252	1,957,706
TE Connectivity PLC	33,296	7,417,683
Tenable Holdings, Inc. (b)	13,409	295,803
Teradata Corp. (a)(b)	10,426	297,350
Trend Micro, Inc. (b)	15,826	620,688
Ubiquiti, Inc. (a)	6,851	3,777,778
Varonis Systems, Inc. (b)	13,195	393,739
VSTECS Holdings Ltd.	161,749	160,720
Western Digital Corp.	38,653	9,672,140
Zscaler, Inc. (b)	17,866	3,573,379
		404,449,721
TOTAL COMMON STOCKS (Cost $427,563,223)		441,728,985

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.6%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.77% (d)	24,771,434	24,771,434
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $24,771,434)		24,771,434

TOTAL INVESTMENTS - 105.6% (Cost $452,334,657)		466,500,419
Liabilities in Excess of Other Assets - (5.6)%		(24,613,496)
TOTAL NET ASSETS - 100.0%		$441,886,923

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of January 31, 2026. The fair value of these securities was $23,950,071.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Pacer Data and Digital Revolution ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$441,728,985	$–	$–	$441,728,985
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	24,771,434
Total Investments	$441,728,985	$–	$–	$466,500,419

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $24,771,434 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.